Adjusting items included in profit from operations - Narrative (a-c) (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Profit from Operations [Line Items]
Annualised savings	£ 1,900
Annualised savings term	3 years
Property, plant and equipment	£ 4,521	£ 4,728	£ 4,867
Cash and cash equivalents	3,681	3,568	3,446
Trade and other payables	9,217	8,823	10,449
Impairment and associated costs in respect of assets/liabilities held-for-sale/disposed of in the period	(1)	1	(6)
– other non-cash items	29	989	606
Russia | In respect of assets held-for-sale | Subsidiaries
Profit from Operations [Line Items]
Property, plant and equipment	189
Trade and other receivables	345
Cash and cash equivalents	364
Other current assets	180
Russia | Classified as held for sale | Subsidiaries
Profit from Operations [Line Items]
Borrowings	8
Trade and other payables	299
Impairment and associated costs in respect of assets/liabilities held-for-sale/disposed of in the period			554
– other non-cash items			58
Foreign exchange reclassification	500
Trademarks and similar intangibles
Profit from Operations [Line Items]
(b) Amortisation and impairment of trademarks and similar intangibles	£ 108	£ 161	£ 285
Trademarks and similar intangibles | Top of range
Profit from Operations [Line Items]
Intangibles assets expected useful lives	20 years